Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Subsidiaries Included in Consolidated Financial Statements	Subsidiaries included in consolidated financial statements

			% of Ownership
			December 31
Investor	Investee	Main Business	2021	2020

Gogoro Inc.	Gogoro Taiwan Limited	Manufacture and research and development of electric scooters and bikes	100	100
	Gogoro Network	Provision of energy services to consumers using battery swapping system	100	100
	Gogoro Europe B.V. (Note)	Holding company	100	100
	Gogoro Network Pte. Ltd.	Holding company	100	100
	Gogoro Singapore Holding Pte. Ltd.	Holding company	100	100
	Goshare Pte. Ltd	Holding company	100	100
Gogoro Taiwan Limited	Gogoro Taiwan Sales and Services Limited	Sale of electric scooters and related products and provide after-sale services	100	100
	GoPocket Taiwan Limited	Issuance of reward points	100	100
Goshare Pte. Ltd.	GoShare Taiwan Limited	Provision of electric scooters free float sharing services	100	100
Gogoro Network Pte. Ltd.	Gogoro Network B.V.	Holding company	100	—
Gogoro Singapore Holding Pte. Ltd	Gogoro Europe Sales and Services B.V.	Sale of electric scooters and related products	100	—
Note: Gogoro Europe B.V. was approved to dissolve its business in November 2020. As of December 31, 2021, the liquidation of Gogoro Europe B.V. was still in process.